Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2025	Nov. 17, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows the information for the past five fiscal years of: (i) the Summary Compensation Table total compensation (see page 62) for our principal executive officer(s) (PEOs) and, on an average basis, our Non-PEO NEOs, (ii) the "compensation actually paid" to our PEO(s) and, on an average basis, our Non-PEO NEOs (in each case, as determined in accordance with SEC rules), (iii) our total stockholder return, (iv) our peer group total stockholder return, (v) our net income (loss), and (vi) our non-GAAP operating income.

Pay Versus Performance Table
Year	Summary Compensation Table Total			Compensation Actually Paid (1)(2)			Value of initial fixed $100 investment based on:		GAAP Net Income (Loss) (in millions) $ (7)	Non-GAAP Operating Income (in millions) $ (8)*
	PEO Ganesh Moorthy $ (3)(4)	PEO Steve Sanghi $ (3)	Non-PEO NEOs Average $ (3)	PEO Ganesh Moorthy $ (3)(4)	PEO Steve Sanghi $ (3)	Non-PEO NEOs Average $ (3)	TSR $ (5)	Peer group TSR $ (6)
2026	—	40,501,951	2,623,002	—	47,170,072	3,514,623	92.34	256.74	230.0	1,238.2
2025	5,483,531	21,414,531	1,994,880	(15,343,561)	9,573,284	(1,461,155)	67.20	143.35	(0.5)	1,078.0
2024	9,866,411	—	2,826,338	9,039,215	—	2,509,339	121.50	163.18	1,906.9	3,349.2
2023	12,276,315	—	4,470,204	18,075,158	—	6,952,662	111.15	106.24	2,237.7	3,959.8
2022	12,759,667	—	3,861,570	9,925,324	—	1,781,607	97.99	111.05	1,285.5	2,965.3

* Refer to the reconciliation of these non-GAAP operating results to the comparable GAAP financial measure in Appendix A beginning on page 86 of this proxy statement.

Company Selected Measure Name			non-GAAP operating income
Named Executive Officers, Footnote	The following table shows the PEO(s) and Non-PEO NEOs for each of the past five fiscal years:

Year	PEO(s)	Non-PEO NEOs
2026	Steve Sanghi	Richard J. Simoncic, J. Eric Bjornholt, Mathew B. Bunker and Joseph R. Krawczyk II
2025	Ganesh Moorthy, Steve Sanghi (4)	Richard J. Simoncic, J. Eric Bjornholt, Mathew B. Bunker and Joseph R. Krawczyk II
2024	Ganesh Moorthy	Steve Sanghi, Richard J. Simoncic, Stephen V. Drehobl and J. Eric Bjornholt
2023	Ganesh Moorthy	Steve Sanghi, Richard J. Simoncic, Stephen V. Drehobl and J. Eric Bjornholt
2022	Ganesh Moorthy	Steve Sanghi, Richard J. Simoncic, Stephen V. Drehobl and J. Eric Bjornholt

Peer Group Issuers, Footnote			Our peer group is comprised of the component companies of the PHLX Semiconductor Index (the "Peer Index") for each applicable fiscal year.
Adjustment To PEO Compensation, Footnote	The following table shows the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our Non-PEO NEOs for each of the required fiscal years.

Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers
Year	PEO/NEO	Summary Compensation Table Total ($)	Grant date fair value of equity awards reported in summary compensation table ($)	Year-end fair value of awards granted during the year which were unvested at year-end ($)	Year-over-year change in fair value of outstanding and unvested awards ($)	Year-over-year change in fair value of awards granted in prior years which vested during the year ($)	Value as of prior year-end for awards forfeited during the year ($)	Total Adjustments ($)	Compensation Actually Paid ($)
2026	PEO Steve Sanghi	40,501,951	(38,286,419)	34,922,100	5,831,958	4,979,336	(778,854)	6,668,121	47,170,072
	Non-PEO NEOs Average	2,623,002	(2,197,586)	2,376,281	636,261	265,628	(188,963)	891,621	3,514,623
2025	PEO Ganesh Moorthy	5,483,531	(4,765,317)	—	—	4,829,464	(20,891,239)	(20,827,092)	(15,343,561)
	PEO Steve Sanghi	21,414,531	(20,961,651)	17,853,625	(7,253,156)	(1,480,065)	—	(11,841,247)	9,573,284
	Non-PEO NEOs Average	1,994,880	(1,732,828)	993,240	(2,457,991)	(258,455)	—	(3,456,035)	(1,461,155)
2024	PEO Ganesh Moorthy	9,866,411	(8,229,378)	7,973,873	(314,990)	(188,324)	(68,377)	(827,196)	9,039,215
	Non-PEO NEOs Average	2,826,338	(2,237,589)	2,105,737	(6,220)	(152,019)	(26,908)	(316,999)	2,509,339
2023	PEO Ganesh Moorthy	12,276,315	(8,714,501)	11,547,993	2,933,878	122,240	(90,767)	5,798,843	18,075,158
	Non-PEO NEOs Average	4,470,204	(3,305,357)	4,376,401	1,389,363	95,375	(73,324)	2,482,458	6,952,662
2022	PEO Ganesh Moorthy	12,759,667	(10,538,056)	10,038,862	(1,396,136)	(83,697)	(855,316)	(2,834,343)	9,925,324
	Non-PEO NEOs Average	3,861,570	(2,951,513)	2,754,243	(1,126,361)	(67,010)	(689,322)	(2,079,963)	1,781,607

Non-PEO NEO Average Total Compensation Amount			$ 2,623,002	$ 1,994,880	$ 2,826,338	$ 4,470,204	$ 3,861,570
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,514,623	(1,461,155)	2,509,339	6,952,662	1,781,607
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our PEO(s) and the average Compensation Actually Paid to our Non-PEO NEOs for each of the required fiscal years.

Adjustments to Reported Summary Compensation Table Total for PEO and Non-PEO Named Executive Officers
Year	PEO/NEO	Summary Compensation Table Total ($)	Grant date fair value of equity awards reported in summary compensation table ($)	Year-end fair value of awards granted during the year which were unvested at year-end ($)	Year-over-year change in fair value of outstanding and unvested awards ($)	Year-over-year change in fair value of awards granted in prior years which vested during the year ($)	Value as of prior year-end for awards forfeited during the year ($)	Total Adjustments ($)	Compensation Actually Paid ($)
2026	PEO Steve Sanghi	40,501,951	(38,286,419)	34,922,100	5,831,958	4,979,336	(778,854)	6,668,121	47,170,072
	Non-PEO NEOs Average	2,623,002	(2,197,586)	2,376,281	636,261	265,628	(188,963)	891,621	3,514,623
2025	PEO Ganesh Moorthy	5,483,531	(4,765,317)	—	—	4,829,464	(20,891,239)	(20,827,092)	(15,343,561)
	PEO Steve Sanghi	21,414,531	(20,961,651)	17,853,625	(7,253,156)	(1,480,065)	—	(11,841,247)	9,573,284
	Non-PEO NEOs Average	1,994,880	(1,732,828)	993,240	(2,457,991)	(258,455)	—	(3,456,035)	(1,461,155)
2024	PEO Ganesh Moorthy	9,866,411	(8,229,378)	7,973,873	(314,990)	(188,324)	(68,377)	(827,196)	9,039,215
	Non-PEO NEOs Average	2,826,338	(2,237,589)	2,105,737	(6,220)	(152,019)	(26,908)	(316,999)	2,509,339
2023	PEO Ganesh Moorthy	12,276,315	(8,714,501)	11,547,993	2,933,878	122,240	(90,767)	5,798,843	18,075,158
	Non-PEO NEOs Average	4,470,204	(3,305,357)	4,376,401	1,389,363	95,375	(73,324)	2,482,458	6,952,662
2022	PEO Ganesh Moorthy	12,759,667	(10,538,056)	10,038,862	(1,396,136)	(83,697)	(855,316)	(2,834,343)	9,925,324
	Non-PEO NEOs Average	3,861,570	(2,951,513)	2,754,243	(1,126,361)	(67,010)	(689,322)	(2,079,963)	1,781,607

Compensation Actually Paid vs. Total Shareholder Return
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our financial performance as measured by our total stockholder return, and our peer group total stockholder return.

Compensation Actually Paid vs. Net Income
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our GAAP net income (loss), and our non-GAAP operating income, which is the company selected measure.

Compensation Actually Paid vs. Company Selected Measure
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our GAAP net income (loss), and our non-GAAP operating income, which is the company selected measure.

Total Shareholder Return Vs Peer Group
In accordance with SEC rules, the chart below illustrates how "compensation actually paid" (CAP) to our NEOs aligns with our financial performance as measured by our total stockholder return, and our peer group total stockholder return.

Tabular List, Table

Important Financial Performance Measures
Net Sales
Gross Profit Percentage (Non-GAAP)
Operating Expenses (Non-GAAP)
Operating Income (Non-GAAP)
Diluted Net Income Per Common Share (Non-GAAP)
Cash Flow from Operating Activities

Total Shareholder Return Amount			$ 92.34	67.20	121.50	111.15	97.99
Peer Group Total Shareholder Return Amount			256.74	143.35	163.18	106.24	111.05
Net Income (Loss)			$ 230,000,000.0	$ (500,000)	$ 1,906,900,000	$ 2,237,700,000	$ 1,285,500,000
Company Selected Measure Amount			1,238,200,000	1,078,000,000	3,349,200,000	3,959,800,000	2,965,300,000
PEO Name	Steve Sanghi	Ganesh Moorthy	Steve Sanghi		Ganesh Moorthy	Ganesh Moorthy	Ganesh Moorthy
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of "compensation actually paid," as calculated in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our executives during the applicable year. In accordance with SEC rules, certain adjustments were made to the "Summary Compensation Table" total compensation to determine the amount of "compensation actually paid," including adding (i) the year-end fair value of equity awards granted during the reported year, and (ii) the change in the fair value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. For purposes of calculating "compensation actually paid," the fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718 (FASB ASC Topic 718) using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the "Summary Compensation Table" (see page 62 for additional information).Effective November 18, 2024, Mr. Moorthy retired as PEO and Mr. Sanghi was appointed as PEO and Chair of the Board.
(5)Pursuant to SEC rules, the Microchip TSR and Peer Group TSR are determined based on the value of an initial fixed investment of $100 on March 31, 2021 through the end of the listed fiscal year.
Represents GAAP net income (loss) for each of the years shown.
In accordance with SEC rules, the following table lists the financial performance measures that, in our assessment, represent the unranked, but most important financial performance measures used to link "compensation actually paid" to our NEOs to company performance for fiscal 2026, as further described in our Compensation Discussion and Analysis within the sections titled "Elements of Compensation - Base Salaries" (see page 53) and "Elements of Compensation - Equity Compensation" (see page 55).

Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Gross Profit Percentage (Non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name			Operating Expenses (Non-GAAP)
Measure:: 4
Pay vs Performance Disclosure
Name			Operating Income (Non-GAAP)
Non-GAAP Measure Description			Our Company-Selected Measure, as required by Item 402(v) of Regulation S-K, is non-GAAP operating income, which, in our assessment, represents the most important financial performance measure linking fiscal 2026 NEO compensation actually paid to company performance.
Measure:: 5
Pay vs Performance Disclosure
Name			Diluted Net Income Per Common Share (Non-GAAP)
Measure:: 6
Pay vs Performance Disclosure
Name			Cash Flow from Operating Activities
Steve Sanghi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 40,501,951	$ 21,414,531
PEO Actually Paid Compensation Amount			47,170,072	9,573,284
Ganesh Moorthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,483,531	$ 9,866,411	$ 12,276,315	$ 12,759,667
PEO Actually Paid Compensation Amount				(15,343,561)	9,039,215	18,075,158	9,925,324
PEO | Steve Sanghi [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,668,121	(11,841,247)
PEO | Steve Sanghi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(38,286,419)	(20,961,651)
PEO | Steve Sanghi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,922,100	17,853,625
PEO | Steve Sanghi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,831,958	(7,253,156)
PEO | Steve Sanghi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,979,336	(1,480,065)
PEO | Steve Sanghi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(778,854)	0
PEO | Ganesh Moorthy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(20,827,092)	(827,196)	5,798,843	(2,834,343)
PEO | Ganesh Moorthy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,765,317)	(8,229,378)	(8,714,501)	(10,538,056)
PEO | Ganesh Moorthy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	7,973,873	11,547,993	10,038,862
PEO | Ganesh Moorthy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(314,990)	2,933,878	(1,396,136)
PEO | Ganesh Moorthy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,829,464	(188,324)	122,240	(83,697)
PEO | Ganesh Moorthy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(20,891,239)	(68,377)	(90,767)	(855,316)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			891,621	(3,456,035)	(316,999)	2,482,458	(2,079,963)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,197,586)	(1,732,828)	(2,237,589)	(3,305,357)	(2,951,513)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,376,281	993,240	2,105,737	4,376,401	2,754,243
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			636,261	(2,457,991)	(6,220)	1,389,363	(1,126,361)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			265,628	(258,455)	(152,019)	95,375	(67,010)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (188,963)	$ 0	$ (26,908)	$ (73,324)	$ (689,322)